Earnings Per Share (“EPS”) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted EPS

The calculations of basic and diluted EPS are as follows:

	Three Months Ended September 30, 2021			Three Months Ended September 30, 2020
		Weighted			Weighted
		Average	Loss		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Loss	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(195)	33,064		$4,689	23,252
Amounts allocated to unvested restricted shares	—	—		(23)	(114)
Amounts available to common stockholders	$(195)	33,064	$(0.01)	$4,666	23,138	$0.20
Diluted:
Amounts allocated to unvested restricted shares	—	—		23	114
Amounts reallocated to unvested restricted shares	—	—		(23)	—
Amounts available to stockholders and assumed conversions	$(195)	33,064	$(0.01)	$4,666	23,252	$0.20

	Nine Months Ended September 30, 2021			Nine Months Ended September 30, 2020
		Weighted			Weighted
		Average	Earnings		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Income	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$420	27,812		$11,525	23,192
Amounts allocated to unvested restricted shares and warrants	(22)	(1,439)		(73)	(146)
Amounts available to common stockholders	$398	26,373	$0.02	$11,452	23,046	$0.50
Diluted:
Amounts allocated to unvested restricted shares	23	1,439		73	146
Stock warrants	—	3,964		—	—
Incremental shares to be issued for convertible note	31	10,000		—	—
Amounts reallocated to unvested restricted shares	(23)	—		(73)	—
Amounts available to stockholders and assumed conversions	$429	41,776	$0.01	$11,452	23,192	$0.49

The calculations of basic and diluted EPS are as follows:

	Years Ended December 31, 2020			Years Ended December 31, 2019
	Net Income	Weighted Average Shares Outstanding	Earnings Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$16,009	23,230		$9,950	23,141
Amounts allocated to unvested restricted shares	(106)	(154)		(183)	(425)
Amounts available to common stockholders	$15,903	23,076	$0.69	$9,767	22,716	$0.43
Diluted:
Amounts allocated to unvested restricted shares	106	154		183	425
Non participating share units		—			—
Amounts reallocated to unvested restricted shares	(107)	—		(186)	—
Amounts available to stockholders and assumed conversions	$15,902	23,230	$0.68	$9,764	23,141	$0.42